Accumulated Other Comprehensive Loss	12 Months Ended
Mar. 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss
During the year ended 31 March 2018 there were no reclassifications out of Accumulated other comprehensive loss:

(Millions of US dollars)	Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2017	$0.3	$(2.5)	$(2.2)
Other comprehensive income	—	0.9	0.9
Balance at 31 March 2018	$0.3	$(1.6)	$(1.3)